Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets, Net [Abstract]
Net operating loss carryforwards	$ 12,861,058	$ 8,909,692	$ 5,461,370
Less: valuation allowance	(12,861,058)	(8,909,692)	(5,461,370)
Deferred tax assets, net		$ 8,909,692	$ 5,461,370	$ 2,483,436